INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 18,762	$ 14,242	$ 6,073
Acquisitions through business combinations, intangible assets other than goodwill	6,590	8,412
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,641	9,900
Intangible assets with indefinite useful life	653	297
Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	5,523	3,094
Service concession arrangements [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,800	2,100
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,200	5,100
Service concession arrangements [member] | Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,900	2,400
Access agreements [Member] | Australian regulated terminal [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,800	2,000
Additional extension period of concession arrangement	49 years
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	30
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,400
Customer-related intangible assets [member] | Bottom of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Additional extension period of concession arrangement	10 years
Customer-related intangible assets [member] | Top of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Additional extension period of concession arrangement	20 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,100	$ 126
Additional extension period of concession arrangement	15 years
Useful lives or amortisation rates, intangible assets other than goodwill	40